Supplemental Financial Information Supplemental Financial Information (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Quarterly Financial Information Disclosure [Abstract]
Net Revenues	$ 445,369	$ 386,314	$ 350,656	$ 257,713	$ 408,243	$ 308,951	$ 268,096	$ 237,983	$ 1,440,052	$ 1,223,273	$ 915,858
Total Expenses	348,010	301,229	288,051	241,588	333,580	297,053	236,985	226,985	1,178,878	1,094,603	744,911
Income Before Income from Equity Method Investments and Income Taxes	97,359	85,085	62,605	16,125	74,663	11,898	31,111	10,998	261,174	128,670	170,947
Income from Equity Method Investments	2,512	1,178	1,664	1,287	2,016	929	1,998	1,107	6,641	6,050	5,180
Income Before Income Taxes	99,871	86,263	64,269	17,412	76,679	12,827	33,109	12,105	267,815	134,720	176,127
Provision for Income Taxes	39,913	38,980	30,676	9,734	46,703	7,392	16,723	6,212	119,303	77,030	68,756
Net Income	59,958	47,283	33,593	7,678	29,976	5,435	16,386	5,893	148,512	57,690	107,371
Net Income Attributable to Noncontrolling Interest	16,530	12,588	9,506	2,360	9,374	(1,762)	5,622	1,593	40,984	14,827	20,497
Net Income Attributable to Evercore Inc.	$ 43,428	$ 34,695	$ 24,087	$ 5,318	$ 20,602	$ 7,197	$ 10,764	$ 4,300	$ 107,528	$ 42,863	$ 86,874
Net Income Per Share Attributable to Evercore Inc. Common Shareholders:
Basic (in dollars per share)	$ 1.11	$ 0.89	$ 0.61	$ 0.13	$ 0.53	$ 0.20	$ 0.30	$ 0.12	$ 2.74	$ 1.15	$ 2.42
Diluted (in dollars per share)	0.98	0.79	0.55	0.12	0.45	0.16	0.26	0.10	2.43	0.98	2.08
Dividends Declared Per Share of Class A Common Stock (in dollars per share)	$ 0.34	$ 0.31	$ 0.31	$ 0.31	$ 0.31	$ 0.28	$ 0.28	$ 0.28	$ 1.27	$ 1.15	$ 1.03